                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Boyar Asset Management Inc.
                 -------------------------------
   Address:      35 East 21st Street
                 -------------------------------
                 New York, NY 10010
                 -------------------------------

Form 13F File Number: 28-10330
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark A. Boyar
         -------------------------------
Title:   President
         -------------------------------
Phone:   212-995-8300
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Mark A. Boyar             New York, New York     May 1, 2006
   -------------------------------    -------------------   -------------
           [Signature]                   [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                        --------------------

Form 13F Information Table Entry Total:        67
                                        --------------------

Form 13F Information Table Value Total:        $359,292
                                        --------------------
                                            (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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                                BOYAR ASSET MANAGEMENT INC.

                                Form 13F Information Table
                           For the Quarter Ended March 31, 2006


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
ALLTEL CORP COM               Common        20039103  13,261   204,798   SH              Sole               204,798
AMERICAN EAGLE OUTFIT         Common        2553E106     236     8,600   SH              Sole                 8,600
AMERICAN EXPRESS CO           Common        25816109   1,358    25,839   SH              Sole                25,839
AMERICAN INTL GROUP I         Common        26874107   1,081    16,350   SH              Sole                16,350
AMERIPRISE FINL INC C         Common       03076C106   7,534   167,207   SH              Sole               167,207
ANHEUSER BUSCH COS IN         Common        35229103     368     8,600   SH              Sole                 8,600
ARBITRON INC COM              Common       03875Q108   3,416   101,000   SH              Sole               101,000
AUTOMATIC DATA PROCES         Common        53015103   4,527    99,100   SH              Sole                99,100
AVIALL INC NEW COM            Common       05366B102   1,339    35,150   SH              Sole                35,150
BANK NEW YORK INC COM         Common        64057102  11,576   321,200   SH              Sole               321,200
BANK OF AMER CORP COM         Common        60505104   2,341    51,400   SH              Sole                51,400
BRISTOL MYERS SQUIBB          Common       110122108   2,048    83,200   SH              Sole                83,200
CABLEVISION SYS CORP          Common       12686C109  12,445   466,087   SH              Sole               466,087
CARNIVAL PAIRED CERTI         Common       143658300   7,233   152,700   SH              Sole               152,700
CBS CORP NEW CL B             Common       124857202   9,482   396,213   SH              Sole               396,213
CENDANT CORP COM              Common       151313103   1,826   105,250   SH              Sole               105,250
CEVA INC                      Common       157210105     165    24,883   SH              Sole                24,883
CITIGROUP INC.                Common       172967101  16,252   344,513   SH              Sole               344,513
COCA COLA CO                  Common       191216100   3,004    71,747   SH              Sole                71,747
COMCAST CORP CL A SPL         Common       20030N200  10,605   406,000   SH              Sole               406,000
CROSS A T CO CL A             Common       227478104     256    44,500   SH              Sole                44,500
CVS CORP COM                  Common       126650100   4,854   162,500   SH              Sole               162,500
DIEBOLD INC COM               Common       253651103   6,983   169,900   SH              Sole               169,900
DISNEY WALT PRODTNS           Common       254687106  14,192   508,848   SH              Sole               508,848
DOW JONES & CO INC CO         Common       260561105   8,685   221,000   SH              Sole               221,000
DSP GROUP INC COM             Common       23332B106   2,588    89,200   SH              Sole                89,200
FEDERAL NATL MTG ASSN         Common       313586109     324     6,300   SH              Sole                 6,300
GENERAL ELEC CO COM           Common       369604103  12,335   354,650   SH              Sole               354,650
HANOVER DIRECT INC            Common       410783302      41    30,730   SH              Sole                30,730
HEINZ H J CO COM              Common       423074103   7,664   202,100   SH              Sole               202,100
HILTON HOTEL CORP             Common       432848109  10,996   431,900   SH              Sole               431,900
IHOP CORP NEW COM             Common       449623107   5,173   107,900   SH              Sole               107,900


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

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
INFOUSA INC NEW COM           Common       456818301     363    28,000   SH              Sole                28,000
INTEL CORP                    Common       458140100     253    13,000   SH              Sole                13,000
J.P. MORGAN CHASE & C         Common       46625H100  18,337   440,379   SH              Sole               440,379
JOHNSON CTLS INC COM          Common       478366107     437     5,750   SH              Sole                 5,750
LEHMAN BROS HLDGS INC         Common       524908100   8,960    61,996   SH              Sole                61,996
LIBERTY MEDIA CORP NE         Common       530718105     131    16,000   SH              Sole                16,000
LIMITED INC                   Common       532716107  10,498   429,200   SH              Sole               429,200
LOEWS CORP COM                Common       540424108   1,811    17,900   SH              Sole                17,900
LUXOTTICA GROUP S P A         Common       55068R202     203     7,400   SH              Sole                 7,400
MCDONALDS CORP COM            Common       580135101   8,274   240,800   SH              Sole               240,800
MELLON FINL CORP              Common       58551A108   3,713   104,300   SH              Sole               104,300
MEREDITH CORP                 Common       589433101   6,597   118,250   SH              Sole               118,250
MERRILL LYNCH & CO. I         Common       590188108  22,462   285,200   SH              Sole               285,200
MGM GRAND INC COM             Common       552953101   5,429   126,000   SH              Sole               126,000
MICROSOFT CORP                Common       594918104     756    27,800   SH              Sole                27,800
MIDAS GROUP INC COM           Common       595626102   4,374   200,009   SH              Sole               200,009
NBTY INC COM                  Common       628782104   1,538    68,300   SH              Sole                68,300
NCR CORP NEW COM              Common       6.29E+112     995    23,812   SH              Sole                23,812
NEW YORK TIMES CO CLA         Common       650111107     297    11,720   SH              Sole                11,720
ORIENT-EXPRESS HOTELS         Common       G67743107   5,630   143,500   SH              Sole               143,500
PEPSIAMERICAS                 Common       71343P200   7,347   300,475   SH              Sole               300,475
PFIZER INC                    Common       717081103   9,992   400,951   SH              Sole               400,951
PIER 1 IMPORTS INC            Common       720279108     878    75,600   SH              Sole                75,600
PLAYBOY ENTERPRISES I         Common       728117300   6,448   454,100   SH              Sole               454,100
SAKS INC COM                  Common       79377W108   9,517   493,100   SH              Sole               493,100
SCHOLASTIC CORP COM           Common       807066105   5,785   216,165   SH              Sole               216,165
SEA CONTAINERS LTD CL         Common       811371707     658    91,300   SH              Sole                91,300
ST PAUL TRAVELERS INC         Common       792860108  13,864   331,764   SH              Sole               331,764
TIFFANY & CO NEW COM          Common       886547108     304     8,100   SH              Sole                 8,100
TIME WARNER INC               Common       887317105  15,898   946,900   SH              Sole               946,900
UNAPIX ENTMT INC COM          Common       904270105       0    21,000   SH              Sole                21,000
UNITED CAP CORP COM           Common       909912107     204     8,200   SH              Sole                 8,200
UNITED PARCEL SVC INC         Common       911312106     214     2,700   SH              Sole                 2,700
VIACOM INC NEW CL B           Common       92553P201   2,736    70,512   SH              Sole                70,512
WHIRLPOOL CORP COM            Common       963320106     201     2,200   SH              Sole                 2,200

TOTAL                                                359,292
